JOINT VENTURES AND ASSOCIATES (Tables)	6 Months Ended
Dec. 31, 2024
JOINT VENTURES AND ASSOCIATES
Schedule of investments in joint ventures and associates

	12/31/2024	06/30/2024
Assets
Synertech Industrias S.A.	39,976,502	39,749,851
Alfalfa Technologies S.R.L.	36,502	36,502
	40,013,004	39,786,353

	12/31/2024	06/30/2024
Liabilities
Trigall Genetics S.A.	749,269	296,455
	749,269	296,455

Schedule of changes in joint ventures

	12/31/2024	12/31/2023
As of the beginning of the period	39,489,898	38,673,987
Share-based incentives	—	50,383
Foreign currency translation	—	897
Share of profit or loss	(226,163)	3,560,967
As of the end of the period	39,263,735	42,286,234

Schedule of share of profit or loss of joint ventures and associates

	Three-month period ended		Six-month period ended
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Trigall Genetics S.A.	325,384	522,143	(452,814)	506,840
Synertech Industrias S.A.	34,771	1,654,865	226,651	3,178,839
Moolec Science S.A.	—	(124,712)	—	(124,712)
	360,155	2,052,296	(226,163)	3,560,967